Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Retail Class
C000075008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Institutional Class
C000009903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Small Cap Fund
C000090023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Micro Cap Fund
C000157576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Aggressive Allocation Fund
Without Sales Load [Member] | C000009900
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	6.47%	5.01%
Without Sales Load [Member] | C000075008
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	6.74%	5.28%
Without Sales Load [Member] | C000009903
Average Annual Return [Line Items]
Average Annual Return, Percent	32.32%	14.46%	10.49%
Without Sales Load [Member] | C000090023
Average Annual Return [Line Items]
Average Annual Return, Percent	30.26%	9.89%	9.53%
Without Sales Load [Member] | C000157576
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%	10.59%		6.43%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	23.15%	12.24%	15.07%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	23.15%	12.24%	15.07%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index
Average Annual Return, Percent	23.15%	12.24%	15.07%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index
Average Annual Return, Percent	23.15%	12.24%	15.07%
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	23.15%	12.24%		13.77%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	1.22%	1.92%
Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%	12.59%	15.29%
Bloomberg US 2000 (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	40.92%	7.12%	11.97%
James Golden Rainbow Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	5.84%	8.10%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%	12.21%	15.06%
James Golden Rainbow Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	5.84%	8.10%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	1.22%	1.92%
Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%	12.59%	15.29%
Bloomberg US 2000 (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	40.92%	7.12%	11.97%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%	12.21%	15.06%
Bloomberg US 2000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Index
Average Annual Return, Percent	40.92%	7.12%	11.97%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	23.19%	12.21%	15.06%
Bloomberg US Micro Cap Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Micro Cap Index
Average Annual Return, Percent	39.21%	(0.56%)	10.26%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	23.19%	12.21%	15.06%
Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	(0.10%)		2.08%
James Aggressive Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%	7.98%		9.81%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.19%	12.21%		13.74%